May 6, 2005

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street N.W.
Washington, D.C. 20549


     Re: Jundt Funds, Inc. (SEC File Nos. 33-99080 and 811-09128) Certification regarding Prospectuses and Statement of Additional Information pursuant to Rule 497(j)
          -----------------------------------------------------


Ladies and Gentlemen:

         On behalf of Jundt Funds, Inc., a Minnesota corporation (the "Company"), in connection with the registration of the Company as an open-end management investment company under and pursuant to the Investment Company Act of 1940, as amended, and the registration of the Company's common shares under and pursuant to the Securities Act of 1933, as amended (the "1933 Act"), the undersigned hereby certifies, pursuant to Rule 497(j) under the 1933 Act, that the form of the Company's Prospectuses dated May 1, 2005 and Statement of Additional Information dated May 1, 2005, which would have been filed pursuant to Rule 497(c) under the 1933 Act, would not have differed from that contained in Post-Effective Amendment No. 15 to the Company's Registration Statement on Form N-1A (the most recently filed amendment to the Company's Registration Statement, which was filed electronically pursuant to the EDGAR system on April 29, 2005).


                                                          Very truly yours,

                                                          /s/ Gerald M. Fitterer

                                                          Gerald M. Fitterer
                                                          Treasurer